Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 4.64%
United States: 4.64%
AbbVie Incorporated (Health care, Biotechnology)	2.60%	11-21-2024		$200,000	$ 210,889
Amthem Incorporated (Health care, Health care providers & services)	2.55	3-15-2031		325,000	334,923
Anthem Incorporated (Health care, Health care providers & services)	2.25	5-15-2030		275,000	277,365
Apple Incorporated (Information technology, Technology hardware, storage & peripherals)	1.20	2-8-2028		475,000	468,207
AT&T Incorporated (Communication services, Diversified telecommunication services)	4.35	3-1-2029		250,000	289,464
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		300,000	340,194
Berry Global Incorporated (Materials, Containers & packaging)	1.00	1-15-2025		275,000	328,935
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		400,000	390,291
Chevron USA Incorporated (Energy, Oil, gas & consumable fuels)	0.69	8-12-2025		375,000	371,844
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	162,489
Crown Castle International Corporation (Real estate, Equity REITs)	1.05	7-15-2026		525,000	512,740
CVS Health Corporation (Health care, Health care providers & services)	1.88	2-28-2031		225,000	218,240
Discovery Communications LLC (Communication services, Media)	3.95	3-20-2028		300,000	333,664
Ford Motor Company (Consumer discretionary, Automobiles)	8.50	4-21-2023		75,000	83,696
General Motors Company (Consumer discretionary, Automobiles)	1.25	1-8-2026		600,000	596,002
General Motors Company (Consumer discretionary, Automobiles)	5.40	10-2-2023		50,000	55,067
Global Payments Incorporated (Information technology, IT services)	3.20	8-15-2029		350,000	374,626
IQVIA Incorporated (Health care, Health care providers & services)	2.88	6-15-2028		225,000	274,819
Motorola Solutions Incorporated (Information technology, Communications equipment)	2.75	5-24-2031		500,000	510,344
Qualcomm Incorporated (Information technology, Semiconductors & semiconductor equipment)	2.15	5-20-2030		250,000	255,506
Verizon Communications Incorporated (Communication services, Diversified telecommunication services)	1.45	3-20-2026		525,000	529,465
Total Corporate bonds and notes (Cost $6,761,554)					6,918,770
Foreign corporate bonds and notes: 17.23%
Denmark: 6.14%
Nordea Kredit Realkredit AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	32,914,338	5,051,633
Nykredit Realkredit AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	13,474,369	2,065,873
Realkredit Danmark AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	13,277,355	2,034,079
					9,151,585
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
France: 0.32%
Altice France SA (Communication services, Diversified telecommunication services)	4.13%	1-15-2029	EUR	200,000	$ 237,446
SPCM SA (Materials, Chemicals)	2.00	2-1-2026	EUR	200,000	241,537
					478,983
Germany: 0.41%
Cheplapharm Arzneimittel (Health care, Pharmaceuticals)	4.38	1-15-2028	EUR	100,000	123,170
PCF GmbH (Materials, Paper & forest products) 144A	4.75	4-15-2026	EUR	200,000	241,957
Rebecca Bidco (Consumer discretionary, Diversified consumer services)	5.75	7-15-2025	EUR	200,000	246,683
					611,810
India: 1.19%
International Finance Corporation (Financials, Capital markets)	6.30	11-25-2024	INR	127,750,000	1,772,997
Ireland: 0.09%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50	9-15-2027	EUR	100,000	125,419
Italy: 0.37%
Brunello Bidco SpA (Information technology, Software)	3.50	2-15-2028	EUR	100,000	118,566
Gamma Bidco SpA (Industrials, Electrical equipment)	6.25	7-15-2025	EUR	200,000	250,075
Kedrion SpA (Health care, Biotechnology) 144A	3.38	5-15-2026	EUR	150,000	176,973
					545,614
Luxembourg: 3.93%
ContourGlobal Power Holdings SA (Utilities, Electric utilities)	2.75	1-1-2026	EUR	200,000	240,639
European Investment Bank (Financials, Banks) ¤	0.00	1-18-2033	JPY	290,000,000	2,562,714
European Investment Bank (Financials, Banks)	0.13	12-14-2026	GBP	2,000,000	2,691,580
InPost SA (Industrials, Air freight & logistics) 144A	2.25	7-15-2027	EUR	200,000	238,692
PLT VII Finance (Financials, Diversified financial services)	4.63	1-5-2026	EUR	100,000	122,417
					5,856,042
Netherlands: 0.61%
Maxeda DIY Holding BV (Consumer discretionary, Household durables)	5.88	10-1-2026	EUR	200,000	243,082
United Group BV (Communication services, Media)	3.13	2-15-2026	EUR	225,000	259,457
VZ Vendor Financing BV (Financials, Diversified financial services)	2.88	1-15-2029	EUR	250,000	290,313
Ziggo Bond Company BV (Communication services, Media)	3.38	2-28-2030	EUR	100,000	116,856
					909,708
Philippines: 0.72%
Asian Development Bank (Financials, Capital markets)	5.90	12-20-2022	INR	78,000,000	1,066,374
See accompanying notes to portfolio of investments

2  |  Wells Fargo International Bond Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Spain: 0.20%
Aedas Homes Opco SLU (Real estate, Equity REITs) 144A	4.00%	8-15-2026	EUR	100,000	$ 121,243
Grupo Antolin-Irausa SA (Consumer discretionary, Automobiles) 144A	3.50	4-30-2028	EUR	150,000	177,763
					299,006
Sweden: 0.28%
Verisure Holding AB (Industrials, Commercial services & supplies)	3.25	2-15-2027	EUR	150,000	177,895
Verisure Holding AB (Industrials, Commercial services & supplies)	3.88	7-15-2026	EUR	200,000	242,322
					420,217
United Kingdom: 2.97%
AA Bond Company Limited (Consumer discretionary, Diversified consumer services)	6.50	1-31-2026	GBP	125,000	179,397
European Bank for Reconstruction and Development (Financials, Capital markets)	6.50	6-19-2023	INR	55,000,000	759,256
Galaxy Bidco Limited (Financials, Insurance)	6.50	7-31-2026	GBP	200,000	291,530
Ineos Finance plc (Financials, Diversified financial services)	3.38	3-31-2026	EUR	200,000	245,267
INEOS Quattro Finance plc (Financials, Diversified financial services)	2.50	1-15-2026	EUR	100,000	119,613
Network Rail Infrastructure Finance plc (Industrials, Transportation infrastructure)	4.75	11-29-2035	GBP	1,000,000	2,010,449
Pinewood Finance Company Limited (Financials, Diversified financial services)	3.25	9-30-2025	GBP	100,000	140,562
Playtech plc (Consumer discretionary, Hotels, restaurants & leisure)	3.75	10-12-2023	EUR	175,000	210,308
Synthomer plc (Materials, Chemicals)	3.88	7-1-2025	EUR	100,000	123,776
Virgin Media Secured Finance plc (Communication services, Media)	4.25	1-15-2030	GBP	250,000	344,303
					4,424,461
Total Foreign corporate bonds and notes (Cost $25,765,873)					25,662,216
Foreign government bonds: 73.25%
Brazil Government Bond	10.00	1-1-2023	BRL	1,500,000	312,774
Brazil Government Bond	10.00	1-1-2025	BRL	9,550,000	2,025,096
Canada 144A	1.25	6-15-2026	CAD	8,725,000	7,045,670
China Government Bond	3.02	5-27-2031	CNY	22,800,000	3,510,090
China Government Bond	3.03	3-11-2026	CNY	69,700,000	10,830,416
Colombia	6.00	4-28-2028	COP	1,435,000,000	367,168
France ¤	0.00	11-25-2031	EUR	2,100,000	2,456,987
Hungary	1.50	4-22-2026	HUF	1,065,000,000	3,505,834
India	7.32	1-28-2024	INR	24,000,000	341,031
Indonesia	6.50	6-15-2025	IDR	10,050,000,000	726,622
Indonesia	7.25	2-15-2026	IDR	23,750,000,000	1,749,916
Indonesia	5.50	4-15-2026	IDR	25,000,000,000	1,730,000
Italy Buoni Poliennali del Tesoro ¤	0.00	4-1-2026	EUR	1,400,000	1,652,563
Italy Buoni Poliennali del Tesoro 144A	0.60	8-1-2031	EUR	4,575,000	5,309,421
Japan	0.10	6-20-2030	JPY	1,545,000,000	14,011,041
Japan	0.10	9-20-2030	JPY	595,000,000	5,390,054
Korea Treasury Bond	1.88	6-10-2029	KRW	1,920,000,000	1,687,374
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date		Principal	Value
Foreign government bonds: 73.25% (continued)
Korea Treasury Bond	2.38%	3-10-2023	KRW	1,706,000,000	$ 1,543,489
Malaysia Government Bond	3.90	11-30-2026	MYR	1,100,000	279,418
Malaysia Government Bond	3.96	9-15-2025	MYR	11,500,000	2,923,740
Mexico	5.75	3-5-2026	MXN	8,400,000	409,693
Mexico	7.75	5-29-2031	MXN	59,300,000	3,140,038
Mexico	8.00	11-7-2047	MXN	7,550,000	398,960
Mexico	8.50	5-31-2029	MXN	7,715,000	425,769
New South Wales	1.50	2-20-2032	AUD	2,400,000	1,728,168
New South Wales	3.00	5-20-2027	AUD	2,040,000	1,689,223
Norway 144A	1.50	2-19-2026	NOK	35,400,000	4,183,783
Poland	2.50	1-25-2023	PLN	1,000,000	271,592
Poland	2.75	10-25-2029	PLN	425,000	122,016
Queensland Treasury Corporation 144A	2.75	8-20-2027	AUD	2,000,000	1,637,935
Queensland Treasury Corporation 144A	4.75	7-21-2025	AUD	2,050,000	1,782,401
Republic of Peru	5.70	8-12-2024	PEN	400,000	115,763
Republic of South Africa	8.75	2-28-2048	ZAR	25,750,000	1,526,247
Republic of South Africa	8.75	2-28-2048	ZAR	11,185,000	662,954
Republic of South Africa	10.50	12-21-2026	ZAR	24,335,000	1,937,086
Romania	3.25	4-29-2024	RON	4,240,000	1,042,330
Romania	3.40	3-8-2022	RON	600,000	145,761
Romania	4.85	4-22-2026	RON	6,550,000	1,720,274
Romania	5.00	2-12-2029	RON	4,175,000	1,124,734
Russia	4.50	7-16-2025	RUB	271,000,000	3,403,937
Russia	6.50	2-28-2024	RUB	38,600,000	525,224
Russia	7.00	12-15-2021	RUB	23,000,000	316,035
Spain Bonos y Obligaciones del Estado ¤	0.00	1-31-2026	EUR	1,150,000	1,378,530
Spain Bonos y Obligaciones del Estado 144A	1.25	10-31-2030	EUR	4,195,000	5,385,142
United Kingdom Treasury Bond	0.25	7-31-2031	GBP	5,090,000	6,642,786
Total Foreign government bonds (Cost $110,111,512)					109,115,085
U.S. Treasury securities: 1.58%
U.S. Treasury Note	0.25	8-31-2025		$2,400,000	2,351,813
Total U.S. Treasury securities (Cost $2,392,949)					2,351,813
Yankee corporate bonds and notes: 0.89%
France: 0.31%
Electricite de France SA (Utilities, Electric utilities)	4.50	9-21-2028		400,000	465,749
Japan: 0.13%
Takeda Pharmaceutical (Health care, Pharmaceuticals)	2.05	3-31-2030		200,000	198,416
Spain: 0.21%
Telefonica Emisiones SAU (Communication services, Wireless telecommunication services)	4.10	3-8-2027		275,000	309,527
United Kingdom: 0.24%
Vodafone Group plc (Communication services, Wireless telecommunication services)	4.38	5-30-2028		300,000	348,981
Total Yankee corporate bonds and notes (Cost $1,202,652)					1,322,673
See accompanying notes to portfolio of investments

4  |  Wells Fargo International Bond Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 0.31%
British Columbia	1.30%	1-29-2031	$475,000	$ 460,179
Total Yankee government bonds (Cost $474,320)				460,179

		Yield	Shares
Short-term investments: 1.83%
Investment companies: 1.83%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,728,982	2,728,982
Total Short-term investments (Cost $2,728,982)				2,728,982
Total investments in securities (Cost $149,437,842)	99.73%			148,559,718
Other assets and liabilities, net	0.27			398,304
Total net assets	100.00%			$148,958,022

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CNY	China yuan
COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
ZAR	South African rand
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,002,714	$48,643,650	$(46,917,382)	$0	$0	$2,728,982	1.83%	2,728,982	$722
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
569,391 USD	3,050,000 BRL	State Street Bank & Trust Company	8-19-2021	$0	$(40,421)
5,953,393 USD	38,500,000 USD	State Street Bank & Trust Company	7-9-2021	0	(2,256)
7,744,878 USD	50,090,000 USD	State Street Bank & Trust Company	7-9-2021	0	(3,654)
417,235 USD	2,694,000 AUD	State Street Bank & Trust Company	7-9-2021	495	0
2,700,000 CNY	417,453 USD	State Street Bank & Trust Company	8-2-2021	0	(461)
15,674,878 USD	98,600,000 DKK	State Street Bank & Trust Company	7-8-2021	0	(49,406)
3,275,000 DKK	531,258 USD	State Street Bank & Trust Company	7-8-2021	0	(8,975)
37,500,000 DKK	6,019,094 USD	State Street Bank & Trust Company	7-8-2021	0	(38,763)
13,300,000 EUR	16,160,271 USD	State Street Bank & Trust Company	9-10-2021	0	(367,452)
1,600,000 EUR	1,905,997 USD	State Street Bank & Trust Company	9-10-2021	0	(6,109)
1,325,000 GBP	1,820,607 USD	State Street Bank & Trust Company	7-12-2021	12,322	0
1,045,439 USD	5,600,000 BRL	State Street Bank & Trust Company	8-19-2021	0	(74,216)
2,082,353 USD	1,475,000 GBP	State Street Bank & Trust Company	7-12-2021	41,923	0
50,000,000 HUF	169,319 USD	State Street Bank & Trust Company	9-29-2021	0	(866)
68,873 USD	1,000,000,000 IDR	State Street Bank & Trust Company	8-25-2021	207	0
115,359 USD	8,600,000 INR	State Street Bank & Trust Company	8-17-2021	223	0
3,688,799 USD	275,000,000 INR	State Street Bank & Trust Company	8-17-2021	7,141	0
375,000,000 JPY	3,464,325 USD	State Street Bank & Trust Company	7-30-2021	0	(88,061)
See accompanying notes to portfolio of investments

6  |  Wells Fargo International Bond Fund

Portfolio of investments—June 30, 2021 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
690,056 USD	75,000,000 JPY	State Street Bank & Trust Company	7-30-2021	$14,803	$0
1,416,275 USD	155,000,000 JPY	State Street Bank & Trust Company	7-30-2021	20,753	0
775,000,000 JPY	7,004,466 USD	State Street Bank & Trust Company	7-30-2021	0	(26,853)
78,000,000 JPY	706,176 USD	State Street Bank & Trust Company	7-30-2021	0	(3,914)
5,600,000 BRL	1,105,409 USD	State Street Bank & Trust Company	8-19-2021	14,247	0
432,189 USD	9,000,000 MXN	State Street Bank & Trust Company	9-24-2021	0	(14,595)
2,425,063 USD	50,500,000 MXN	State Street Bank & Trust Company	9-24-2021	0	(81,893)
800,000 MYR	191,571 USD	State Street Bank & Trust Company	9-28-2021	450	0
325,000 PLN	85,361 USD	State Street Bank & Trust Company	9-24-2021	0	(106)
185,232 USD	14,000,000 RUB	State Street Bank & Trust Company	8-6-2021	0	(5,233)
2,500,000 RUB	34,390 USD	State Street Bank & Trust Company	8-6-2021	0	(379)
18,750,000 THB	600,384 USD	State Street Bank & Trust Company	9-9-2021	0	(15,512)
1,300,000 TRY	150,202 USD	State Street Bank & Trust Company	8-11-2021	0	(3,949)
2,973,222 USD	42,270,000 ZAR	State Street Bank & Trust Company	8-12-2021	28,172	0
837,032 USD	11,900,000 ZAR	State Street Bank & Trust Company	8-12-2021	7,931	0
1,700,000 BRL	335,570 USD	State Street Bank & Trust Company	8-19-2021	4,325	0
300,000 BRL	60,790 USD	State Street Bank & Trust Company	8-19-2021	0	(809)
3,000,000 CAD	2,449,300 USD	State Street Bank & Trust Company	7-30-2021	0	(29,200)
88,590,000 CNY	13,443,096 USD	State Street Bank & Trust Company	7-9-2021	261,087	0
5,194,000 CNY	788,164 USD	State Street Bank & Trust Company	7-9-2021	15,307	0
385,564 USD	2,500,000 USD	State Street Bank & Trust Company	7-9-2021	0	(1,166)
1,485,000 ZAR	106,455 USD	State Street Bank & Trust Company	8-12-2021	0	(2,992)
450,000 ZAR	31,185 USD	State Street Bank & Trust Company	8-12-2021	168	0
1,150,000 ZAR	80,484 USD	State Street Bank & Trust Company	8-12-2021	0	(361)
				$429,554	$(867,602)
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  7

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

8  |  Wells Fargo International Bond Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$6,918,770	$0	$6,918,770
Foreign corporate bonds and notes	0	25,662,216	0	25,662,216
Foreign government bonds	0	109,115,085	0	109,115,085
U.S. Treasury securities	2,351,813	0	0	2,351,813
Yankee corporate bonds and notes	0	1,322,673	0	1,322,673
Yankee government bonds	0	460,179	0	460,179
Short-term investments
Investment companies	2,728,982	0	0	2,728,982
	5,080,795	143,478,923	0	148,559,718
Forward foreign currency contracts	0	429,554	0	429,554
Total assets	$5,080,795	$143,908,477	$0	$148,989,272
Liabilities
Forward foreign currency contracts	$0	$867,602	$0	$867,602
Total liabilities	$0	$867,602	$0	$867,602
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Bond Fund  |  9